Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangements [Abstract]
Disclosure of expenses of share-based payments arrangements
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The consolidated statement of profit or loss includes the following expenses arising from share-based payments:

	Year ended December 31
in € thousand	2025	2024	2023
Stock option plans	7,054	7,894	5,152
Free ordinary shares program	2,473	1,501	1,514
Phantom shares	44	(685)	(390)
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	9,571	8,710	6,276

Disclosure of number and weighted average exercise prices of share options and phantom shares
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2025			2024
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
OUTSTANDING AS AT JANUARY 1	12,472,045	12,472,045	3.44	8,550,802	8,550,802	5.02
Granted	1,857,360	1,857,360	2.49	4,957,716	4,957,716	2.62
Expired	(43,655)	(43,655)	3.92	—	—	N/A
Forfeited	(1,433,292)	(1,433,292)	4.14	(1,036,473)	(1,036,473)	4.47
Exercised	(1,326,252)	(1,326,252)	2.86	—	—	N/A
OUTSTANDING AT YEAR END	11,526,206	11,526,206	3.92	12,472,045	12,472,045	3.44
Exercisable at year end	5,950,015	5,950,015	4.79	4,766,957	4,766,957	4.61
In accordance with the foregoing, changes in the outstanding phantom shares are as follows:

	Year ended December 31
Number of phantom shares	2025	2024
OUTSTANDING AS AT JANUARY 1	39,500	410,500
Granted	—	—
Forfeited	—	(161,000)
Exercised	(29,500)	(210,000)
OUTSTANDING AT YEAR END	10,000	39,500

Disclosure of maturity analysis of available share options outstanding and phantom shares outstanding
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of options as at December 31, (presentation as number of convertible shares)
Expiry date		2025	2024
2025	3.92	0	43,655
2026	2.71	8,500	14,500
2027	2.85	202,375	551,475
2029	3.05	892,400	1,596,166
2032	6.47	2,040,211	2,339,974
2033	5.25	2,633,205	3,005,809
2034	2.62	3,991,655	4,920,466
2035	2.49	1,757,860	—
OUTSTANDING AT YEAR END		11,526,206	12,472,045
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of phantom shares as at December 31
Expiry date		2025	2024
2027	2.85	—	6,250
2029	3.05	10,000	33,250
OUTSTANDING AT YEAR END		10,000	39,500

Disclosure of significant inputs in the model, shares options and phantom shares
The significant inputs into the models were:

As at Jul 7, 2025
Expected volatility (%), based on historical volatility	75.65%
Expected vesting period (term in years)	5.50 – 6.50
Risk-free interest rate (%)	1.78% – 1.91%
The significant inputs into the models were:

	Year ended December 31
	2025	2024
Expected volatility (in %)	41.18%	53.47%
Expected vesting period (term in years)	—	—
Risk-free interest rate (in %)	2.00%	2.31%

Disclosure of number of free ordinary shares granted
The number of free ordinary shares granted was as follows:

	Year ended December 31
Number of free ordinary shares granted	2025	2024
Executive Committee	2,045,739	572,793
Senior Leadership Group	1,491,582	418,850
FREE ORDINARY SHARES GRANTED	3,537,321	991,643

Disclosure of number and weighted average exercise prices of of free ordinary shares
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Year ended December 31
Number of free shares	2025	2024
OUTSTANDING AS AT JANUARY 1	1,485,019	1,368,630
Granted	3,537,321	991,643
Forfeited	(188,663)	(265,872)
Exercised	(358,637)	(609,382)
OUTSTANDING AT YEAR END	4,475,040	1,485,019
Free ordinary shares subject to performance conditions	3,401,001	—
Free ordinary shares not subject to performance conditions	1,074,039	1,485,019